Consolidated Statements of Financial Position Parenthetical (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Liabilities and Stockholders' Equity [Abstract]
Common stock - par value	$ 1	$ 1	$ 1
Common stock - authorized	2,000	2,000	2,000
Common stock - issued	1	1	1
Common stock - outstanding	1	1	1